UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2005

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	    San Francisco, CA 94108

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   George B. Shott
Title:  Senior Managing Director
Phone:  (415) 772-8376

Signature, Place, and Date of Signing:

George B. Shott      San Francisco, CA     March 31,2005


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:    70
Form 13F Information Table Value Total (Thousands):   $143,199
	List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
"1-800-FLOWERS.COM, Inc."	COM	68243Q106	1479	195366	SH		Sole		195366
Agile Software Corporation	COM	00846X105	1465	201296	SH		Sole		196496		4800
Alcatel 			COM	013904305	623	51633	SH		Sole		35227		16406
Alliance Data Systems Corporat	COM	018581108	2148	53160	SH		Sole		23064		30096
"Amazon.com, Inc."		COM	023135106	574	16754	SH		Sole		16754
Amdocs Ltd.			COM	G02602103	3578	126000	SH		Sole		86000		40000
American Medical Systems Holdi	COM	02744M108	794	46200	SH		Sole				46200
Amerigroup Corporation		COM	03073T102	7663	209600	SH		Sole		209600
Applied Micro Circuits Corpora	COM	03822W109	541	165000	SH		Sole		162900		2100
Arrowhead Research Corp. 	COM	042797100	488	126800	SH		Sole		126800
"At Road, Inc."			COM	04648K105	476	116110	SH		Sole		116110
Atmel Corp.			COM	049513104	83	28000	SH		Sole				28000
"CNET Networks, Inc."		COM	12613R104	1180	125028	SH		Sole		119628		5400
"Check Point Software System, I"COM	M22465104	870	40000	SH		Sole		40000
"Cotherix, Inc"			COM	22163T103	303	45700	SH		Sole		41500		4200
Cott Corporation		COM	22163N106	2145	88534	SH		Sole		72310		16224
"DeCODE genetics, Inc."		COM	243586104	194	34046	SH		Sole		31215		2831
Desarrolladora Homex S.A. - AD	COM	25030W100	1370	55751	SH		Sole		55751
Du Pont 			COM	263534109	325	6350	SH		Sole				6350
"EBay, Inc."			COM	278642103	31276	839400	SH		Sole		825000		14400
"Encysive Pharmaceuticals, Inc."COM	29256X107	716	70100	SH		Sole		64700		5400
Equinix Inc.			COM	29444U106	485	11462	SH		Sole		11462
Exact Sciences Corporation	COM	30063P105	1226	343468	SH		Sole		336400		7068
"FormFactor, Inc."		COM	346375108	1039	45893	SH		Sole		45893
"Google, Inc. - Cl A "		COM	38259P508	12168	67410	SH		Sole		56153		11257
HewlettPackard			COM	428236103	284	12929	SH		Sole				12929
"Impax Laboratories, Inc."	COM	45256B101	1200	75000	SH		Sole				75000
Inamed Corporation		COM	453235103	3700	52948	SH		Sole		51848		1100
"Inspire Pharmaceuticals, Inc."	COM	457733103	1145	140275	SH		Sole		126050		14225
Integrated Circuit Systems	COM	45811K208	1109	58000	SH		Sole		58000
InterActiveCorp			COM	45840Q101	676	30368	SH		Sole		30368
"Juniper Networks, Inc."	COM	48203R104	2210	100154	SH		Sole		86489		13665
"Keryx Biopharmaceuticals, Inc."COM	492515101	2057	154000	SH		Sole		51800		102200
"Kinetic Concepts, Inc."	COM	49460W208	3085	51710	SH		Sole				51710
Linear Technology Corp.		COM	535678106	4109	107260	SH		Sole		71260		36000
"Lionbridge Technologies, Inc."	COM	536252109	74	13000	SH		Sole		13000
"Microchip Technology, Inc."	COM	595017104	3154	121250	SH		Sole		121250
Microsoft Corp.			COM	594918104	266	11000	SH		Sole				11000
"Motive, Inc."			COM	61980V107	366	36569	SH		Sole		36569
"Myogen, Inc."			COM	62856E104	222	28200	SH		Sole		26200		2000
"Netflix, Inc."			COM	64110L106	1081	99600	SH		Sole		78400		21200
"Nextel Communications, Inc."	COM	65332V103	1421	50000	SH		Sole		50000
Nortel Networks Corporation	COM	656568102	421	154155	SH		Sole		154155
Omnicorder Technologies (S3)	COM	68215F104	249	293172	SH		Sole		293172
PMC/Sierra Semiconductor Corp.	COM	69344F106	501	56908	SH		Sole		56908
Pharmion Corporation		COM	71715B409	773	26661	SH		Sole		25659		1002
Plains Exploration & Productio	COM	726505100	1021	29251	SH		Sole		29251
Positron Corp.			COM	737397125	46	489642	SH		Sole				489642
"RSA Security, Inc."		COM	749719100	4979	314158	SH		Sole		272883		41275
"Rigel Pharmaceuticals, Inc."	COM	766559603	2022	108987	SH		Sole		108777		17276
"RightNow Technologies, Inc."	COM	76657R106	493	40241	SH		Sole		2653		37588
"SI International, Inc."	COM	78427V102	288	10438	SH		Sole		10438
STATS ChipPAC Ltd. - ADR	COM	85771T104	781	118175	SH		Sole		118175
"Salesforce.com, Inc."		COM	79466L302	1254	83653	SH		Sole		78185		5468
"SigmaTel, Inc."		COM	82661W107	697	18622	SH		Sole		8270		10352
"Silicon Laboratories, Inc."	COM	826919102	2864	96400	SH		Sole		95000		1400
"Sirius Satellite Radio, Inc."	COM	82966U103	92	16400	SH		Sole		6400		10000
Skyepharma Plc. (ADR shares)	COM	830808101	1776	175876	SH		Sole				175876
"SuperGen, Inc. "		COM	868059106	243	50009	SH		Sole				50009
"Tellabs, Inc."			COM	879664100	765	104832	SH		Sole		89208		15624
Tempur-Pedic International Inc	COM	88023U101	5133	275094	SH		Sole		245235		29859
TransMontaigne			COM	893934109	319	39882	SH		Sole		19941		19941
"TriZetto Group, Inc."		COM	896882107	745	80000	SH		Sole		80000
Tumbleweed Communications  	COM	899690101	173	62810	SH		Sole		42825		19985
"VeriSign, Inc."		COM	92343E102	7720	268994	SH		Sole		251092		17902
Verisity Ltd			COM	M97385112	1911	160285	SH		Sole		144550		15735
Veritas Software Corp.		COM	923436109	813	35000	SH		Sole		35000
Witness Systems			COM	977424100	707	40307	SH		Sole				40307
"YaHoo!, Inc."			COM	984332106	3729	110000	SH		Sole		110000
SkyePharma PLC 10P Ordinary	COM	081235		3316	3250000	SH		Sole				3250000
